Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income	$ 1,953	$ 1,017
Items that may be reclassified subsequently to profit or loss:
Realized losses on derivatives designated as cash flow hedges, net of tax $nil and $nil	0	1
Currency translation adjustments, net of tax $nil and $nil	(3)	1
Items that will not be reclassified to profit or loss:
Actuarial gain on post-employment benefit obligations, net of tax $nil and $nil	0	8
Net change in value of equity investments, net of tax ($2) and ($7)	1	39
Total other comprehensive (loss) income	(2)	49
Total comprehensive income (loss)	1,951	1,066
Attributable to:
Equity holders of Barrick Gold Corporation	1,270	481
Non-controlling interests	$ 681	$ 585